Financial Instruments - Summary of Carrying Amount and Fair Values of Financial Assets and Financial Liabilities by Fair value (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Cash and cash Equivalents	₩ 4,775,166	₩ 4,754,644
Borrowings	5,110,424	5,194,395
Borrowings	21,741,216	20,497,607
Financial guarantee liabilities	25,598
Others	1,915,149
Short-term financial instruments	10,514,093	9,133,404
Other receivables	2,104,610	1,494,239
Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial assets	32,157,831	2,657,771
Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial liabilities	30,038,885	26,897,680
Financial assets at fair value through profit or loss [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivatives assets held for trading	241,541	79,995
Short-term financial instruments	10,514,093	9,133,404
Debt securities	10,717	20,797
Other securities	430,998	364,404
Other receivables	2,000	2,000
Derivative hedging instruments	7,555	37,880
Fair value through other comprehensive income [Member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities	1,466,061	1,120,968
Debt securities		2,471
Amortized cost [Member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Cash and cash Equivalents	4,775,166	4,754,644
Trade accounts and notes receivable	9,051,708	7,329,596
Debt securities	151,146	151,146
Other receivables	2,761,566	2,300,515
Deposit instruments	2,745,280	2,359,951
Financial liabilities at fair value through profit or loss [Member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Fair value through profit or loss Derivative liabilities	93,236	180,773
Derivative hedging instruments	16,803	31,591
Borrowings	1,435,193
Financial liabilities measured at amortized cost [member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Trade accounts and notes payable	5,468,869	3,777,836
Borrowings	20,306,023	20,497,607
Financial guarantee liabilities	25,598	62,629
Others	2,693,163	2,347,244
Fair value [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial assets		10,761,919
Fair value [member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial liabilities	21,938,478	21,033,717
Fair value [member] | Financial assets at fair value through profit or loss [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivatives assets held for trading	241,541	79,995
Short-term financial instruments	10,514,093	9,133,404
Debt securities	10,717	20,797
Other securities	430,998	364,404
Other receivables	2,000	2,000
Derivative hedging instruments	7,555	37,880
Fair value [member] | Fair value through other comprehensive income [Member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities	215,564	391,626
Debt securities		2,471
Fair value [member] | Amortized cost [Member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial assets	12,672,965
Fair value [member] | Financial liabilities at fair value through profit or loss [Member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Fair value through profit or loss Derivative liabilities	93,236	180,773
Derivative hedging instruments	16,803	31,591
Borrowings	1,435,193
Fair value [member] | Financial liabilities measured at amortized cost [member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Borrowings	20,393,246	20,821,353
Level 1 [member] | Fair value [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial assets		776,663
Level 1 [member] | Fair value [member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial liabilities	1,435,193
Level 1 [member] | Fair value [member] | Financial assets at fair value through profit or loss [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Other securities	37,343	47,321
Level 1 [member] | Fair value [member] | Financial assets at fair value through profit or loss [member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Borrowings	1,435,193
Level 1 [member] | Fair value [member] | Fair value through other comprehensive income [Member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities	1,250,497	729,342
Level 1 [member] | Fair value [member] | Amortized cost [Member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial assets	1,287,840
Level 2 [member] | Fair value [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial assets		9,253,521
Level 2 [member] | Fair value [member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial liabilities	20,503,285	21,033,717
Level 2 [member] | Fair value [member] | Financial assets at fair value through profit or loss [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivatives assets held for trading	241,541	79,995
Short-term financial instruments	10,514,093	9,133,404
Other securities	1,022	2,242
Derivative hedging instruments	7,555	37,880
Level 2 [member] | Fair value [member] | Fair value through other comprehensive income [Member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities		0
Level 2 [member] | Fair value [member] | Amortized cost [Member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial assets	10,764,211
Level 2 [member] | Fair value [member] | Financial liabilities at fair value through profit or loss [Member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Fair value through profit or loss Derivative liabilities		180,773
Derivative hedging instruments	16,803	31,591
Level 2 [member] | Fair value [member] | Financial liabilities at fair value through profit or loss [Member] | Financial assets at fair value through profit or loss [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Fair value through profit or loss Derivative liabilities	93,236
Level 2 [member] | Fair value [member] | Financial liabilities measured at amortized cost [member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Borrowings	20,393,246	20,821,353
Level 3 [member] | Fair value [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial assets		731,735
Level 3 [member] | Fair value [member] | Financial assets at fair value through profit or loss [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities	10,717	20,797
Other securities	392,633	314,841
Other receivables	2,000	2,000
Level 3 [member] | Fair value [member] | Fair value through other comprehensive income [Member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities	1,466,061	1,120,968
Debt securities		₩ 2,471
Level 3 [member] | Fair value [member] | Amortized cost [Member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial assets	₩ 620,914